Shareholders' Equity (Details) - Schedule of warrant activity - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Shareholders' Equity (Details) - Schedule of warrant activity [Line Items]
Warrants Outstanding, Beginning balance	25,646,252	5,327,274
Weighted Average Exercise Price, Beginning balance	$ 1.24	$ 0.29
Average Remaining Contractual Life, Beginning balance		5 years 3 months 21 days
Warrants Outstanding, Granted	23,086,195	33,976,252
Weighted Average Exercise Price, Granted	$ 1	$ 1.07
Average Remaining Contractual Life, Granted	3 years	3 years 5 months 23 days
Warrants Outstanding, Exercised		(13,657,274)
Weighted Average Exercise Price, Exercised		$ 0.38
Average Remaining Contractual Life, Exercised
Warrants Outstanding, Ending balance	48,732,447	25,646,252
Weighted Average Exercise Price, Ending balance	$ 1.13	$ 1.24
Average Remaining Contractual Life, Ending balance	2 years 7 months 24 days	3 years 29 days